DISCLOSURE OF CHANGES IN NUMBER OF SHARES - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Treasury stock	(8,802,593)	(4,377,458)
Common Stock - Outstanding	95,589,629	99,942,845
Common Stock
Beginning balance	104,320,303	104,238,159	104,058,684
Issuance of stock	71,919	82,144	179,475
Balance at end of year	104,392,222	104,320,303	104,238,159
Treasury stock	(8,802,593)	(4,377,458)	(2,169,178)
Common Stock - Outstanding	95,589,629	99,942,845	102,068,981
Preferred Stock
Beginning balance	2,006,391	2,006,391	2,006,391
Balance at end of year	2,006,391	2,006,391	2,006,391